Consolidated Statements of Income (Loss) and Comprehensive Income (Loss) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statement of profit or loss and other comprehensive income [abstract]
REVENUES (note 24)	$ 15,550	$ 16,067
EXPENSES
Operating expenses (note 23, 24)	(15,948)	(13,758)
Exploration and evaluation (note 24)	(15,457)	(16,643)
General and administrative (note 24)	(7,189)	(7,680)
Impairment reversal (expense) (note 13)	(6,086)	331
Other income (expense) (note 23)	(5,865)	1,995	[1]
Total expenses before finance charges, equity accounting and tax	(50,545)	(35,755)
Loss before finance charges, equity accounting	(34,995)	(19,688)
Finance expense (note 23)	(3,653)	(4,226)
Equity share of income (loss) of associate (note 11)	277	(706)
Loss before taxes	(38,371)	(24,620)
Income tax recovery (note 18): Deferred	8,294	5,166
Loss from continuing operations	(30,077)	(19,454)
Net loss from discontinued operations (note 6)	0	(109)
Net loss for the period	(30,077)	(19,563)
Items that may be reclassified to loss:
Foreign currency translation change	(13)	862
Comprehensive loss for the period	$ (30,090)	$ (18,701)
Basic and diluted net income (loss) per share:
Continuing operations	$ (0.05)	$ (0.04)
Discontinued operations	.00	.00
All operations	$ (0.05)	$ (0.04)
Weighted-average number of shares outstanding (in thousands):
Basic and diluted	564,976	555,263

[1]	The amount reported separately as "Foreign exchange" has been grouped into "Other income (expense)" to be consistent with the presentation for fiscal 2018.